CONVERTIBLE NOTES PAYABLE (Details Narrative) - USD ($)			12 Months Ended
	Nov. 30, 2023	Nov. 06, 2020	Sep. 30, 2023	Sep. 30, 2022	Mar. 10, 2023	Jul. 31, 2022	Sep. 30, 2021	Jun. 04, 2020
Conversion Of Series 1 Convertible Notes Into Common Stock [Member]
Short-Term Debt [Line Items]
Debt conversion			59,912
Debt conversion, original debt, amount			$ 550,000
Accrued interest			168,918
Debt conversion original debt amount interest and debt			718,918
Series 1 Convertible Notes [Member]
Short-Term Debt [Line Items]
Interest rate								10.00%
Debt instrument, face amount								$ 5,500
Debt instrument conversion price								$ 54.00
Debt conversion, principal and accrued interest conversion multiple					$ 4.5
Convertible debt				$ 550,000
Series 1 Convertible Notes [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Debt instrument conversion price								$ 64.00
Series 2 Convertible Notes [Member]
Short-Term Debt [Line Items]
Interest rate		10.00%
Debt instrument, term		3 years
Series 2 Convertible Notes [Member]
Short-Term Debt [Line Items]
Interest rate		10.00%
Debt instrument, face amount		$ 1,050,000				$ 600,000
Convertible debt			450,000				$ 1,050,000
Net Balance	$ 450,000		$ 450,000	1,000,000
Conversion osf shares	52,918
Series 2 Convertible Notes [Member] | Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount		$ 450,000
Series 2 Notes Converted To Senior Secured Convertible Notes [Member]
Short-Term Debt [Line Items]
Debt conversion, original debt, amount				600,000
Accrued interest	$ 137,946			$ 100,000